S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 07, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Eric D. Henrickson	Solomon and Associates LLC	Asset management	Founder and CEO
	IHSV, Inc.	Family office	Chief Investment Officer and CFO
Rafay Khalid	Solomon and Associates LLC	Asset Management
	Windsor Terrace Food Cooperative	Food service	Finance Manager
Dr. Jason C. Hsu	Rayliant Global Advisors East West Bancorp.	Asset Management Banking	Founder and Chairman Chief Economist

Ralph Coomber, III	Coomber Consulting, LLC	Advisory	Founder and CEO

Alexander E. Sibuma	Digital Realms Capital,	Investment Management	Founder and CEO

Cesar Sanchez	Tribble	Artificial Intelligence	Chief Operating Officer

John Salemi	Atsion	Investment firm	Founding Member
	AmperCap Acquisition Company	SPAC	Director